PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Property and equipment, net of accumulated depreciation at December 31, 2012 and 2011 consists of the following:

	2012	2011
Computer equipment	$176,500	$520,647
Office equipment	381,448	388,659
Equipment	0	378,147

	557,948	1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)

	$166,386	$861,364

        There was no construction in progress as of December 31, 2012 or December 31, 2011.

        Based upon the conclusion of the LibiGel safety study, the merger agreement with ANI and discussions with prospective purchasers of the Company's gel filling machine, none of which resulted in a sale of the machine, the Company has determined that the value of the Company's gel filling machine and components was impaired; and therefore, recorded a write-down of the asset to zero. The write-down of $929,431 is classified within research and development expense in the Company's statement of operations for the year ended December 31, 2012.